SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY
Schedule of retained earnings
	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
PRC statutory reserve funds	27,121	31,824	4,584
Unreserved retained earnings	290,697	205,469	29,593

Total retained earnings	317,818	237,293	34,177

Schedule of components of accumulated other comprehensive income

	Foreign currency translation adjustments	Unrealized gains on available- for-sale securities	Total
		RMB	RMB

Balance at January 1,2014 (As adjusted)	(9,034)	20,929	11,895

Other comprehensive income before reclassification	(6,083)	18,119	12,036
Amounts reclassified from accumulated other comprehensive income	—	(21,121)	(21,121)
Other comprehensive loss attribute to noncontrolling interests	(609)	—	(609)

Balance at December 31, 2014 (As adjusted)	(15,726)	17,927	2,201

Other comprehensive income before reclassification	115,515	9,729	125,244
Amounts reclassified from accumulated other comprehensive income	—	(6,814)	(6,814)
Other comprehensive loss attribute to noncontrolling interests	(1,515)	—	(1,515)

Balance at December 31, 2015 (As adjusted)	98,274	20,842	119,116

Other comprehensive income before reclassification	132,450	1,241	133,691
Amounts reclassified from accumulated other comprehensive income	—	(21,666)	(21,666)
Other comprehensive loss attribute to noncontrolling interests	(2,996)	—	(2,996)

Balance at December 31, 2016	227,728	417	228,145

Balance at December 31, 2016, in US$	32,798	60	32,858